UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4765

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.
statement of investments
Dreyfus Premier New York Municipal Bond Fund
Statement of Investments		August 31, 2004 (Unaudited)

Long-Term Municipal Investments--98.1%
		Principal
New York--90.8%		Amount ($)		Value ($)

Albany Industrial Development Agency,
Lease Revenue (New York State Department of
Health Building Project) 7.25%, 10/1/2010		1,380,000	a	524,400

Huntington Housing Authority, Senior Housing
Facility Revenue (Gurwin Jewish
Senior Residences) 6%, 5/1/2029		1,370,000		1,316,269

Jefferson County Industrial Development Agency,
SWDR (International Paper Co.)
5.20%, 12/1/2020		1,465,000		1,473,424

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014		3,000,000		3,314,220

Metropolitan Transportation Authority, Revenue:
5%, 11/15/2009 (Insured; MBIA)		3,000,000		3,324,120
5.50%, 11/15/2018 (Insured; AMBAC)		4,000,000		4,511,960
Dedicated Tax Fund:
5%, 11/15/2007		2,000,000		2,175,580
6.125%, 4/1/2015
(Insured; FGIC) (Prerefunded; 4/1/2010)		2,145,000	b	2,509,414
5.25%, 11/15/2025 (Insured; FSA)		2,000,000		2,110,960
Transit Facilities:
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 1/1/2012)		1,225,000	b	1,377,574
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 7/1/2012)		2,775,000	b	3,133,197

Nassau County Industrial Development Agency, IDR
(Keyspan - Glenwood) 5.25%, 6/1/2027		4,000,000		4,061,640

Newburg Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.)
5.75%, 8/1/2032 (Guaranteed; SONYMA)		1,000,000		1,047,900

State of New York 5%, 4/15/2009		2,000,000		2,198,580

New York City:
6.75%, 2/1/2009		2,000,000		2,314,380
5.25%, 8/1/2016 (Insured; MBIA)		3,500,000		3,779,160
6%, 8/1/2017		2,210,000		2,408,392
6%, 8/1/2017 (Prerefunded 8/1/2007)		790,000	b	886,894
5.25%, 10/15/2019		2,000,000		2,136,580
5%, 8/1/2021		2,000,000		2,073,540

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statement of investments
5.50%, 8/1/2021		2,000,000		2,178,440
5.25%, 8/15/2024		2,420,000		2,539,524

New York City Housing Development Corp., MFHR
5.625%, 5/1/2012		320,000		321,875

New York City Industrial Development Agency,
Civic Facility Revenue:
Lease (College of Aeronautics Project)
5.45%, 5/1/2018		1,000,000		1,025,810
(Spence School Inc. Project) 5.20%, 7/1/2034		770,000		792,492

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
5.375%, 6/15/2015		1,000,000		1,109,890
8.902%, 6/15/2015		2,000,000	c,d	2,439,560
5.25%, 6/15/2034		2,000,000		2,069,460
5%, 6/15/2035		2,000,000		2,023,020

New York City Transitional Finance Authority, Revenue:
Zero Coupon 11/1/2011		2,000,000		1,535,320
9.098%, 5/1/2012		2,000,000	c,d	2,450,040
6%, 11/15/2013		450,000		521,338
5.50%, 11/1/2026		2,000,000		2,251,460
5.25%, 2/1/2029		2,450,000		2,694,902

New York State Dormitory Authority, Revenues:
(Consolidated City University System):
5.75%, 7/1/2009 (Insured; AMBAC)		3,000,000		3,405,330
5.75%, 7/1/2013 (Insured; AMBAC)		1,000,000		1,168,400
5.625%, 7/1/2016		4,000,000		4,622,080
5.75%, 7/1/2016 (Insured; FGIC)		1,000,000		1,132,670
5.75%, 7/1/2018 (Insured; FSA)		1,000,000		1,184,130
(Court Facilities) 5.25%, 5/15/2015		3,000,000		3,318,660
(Fordham University)
5%, 7/1/2028 (Insured; MBIA)		1,000,000		1,015,090
Health Hospital and Nursing Home:
(Department of Health):
5%, 7/1/2014		2,000,000		2,188,420
5.75%, 7/1/2017		610,000		666,041
5.75%, 7/1/2017 (Prerefunded 7/1/2016)		390,000	b	425,829
(Ideal Senior Living Center Housing Corp.)
5.90%, 8/1/2026 (Insured; MBIA; FHA)		1,000,000		1,069,890
(Lutheran Medical Center)
5%, 8/1/2014 (Insured; MBIA)		1,000,000		1,093,180
Mental Health Facilities Improvement
5%, 2/15/2028		1,000,000		1,011,930
(Miriam Osborn Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)		1,000,000		1,135,730
(Municipal Health Facilities Improvement
Program) 5.50%, 5/15/2024 (Insured; FSA)		1,000,000		1,068,150
(New York Methodist Hospital) 5.25%, 7/1/2024		1,250,000		1,294,087

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statement of investments
(North General Hospital):
5.20%, 2/15/2015 (Insured; AMBAC)
(Prerefunded 2/15/2015)		2,000,000	b	2,199,420
5.75%, 2/15/2016		3,000,000		3,388,380
(Winthrop South Nassau University Hospital)
5.50%, 7/1/2023		1,650,000		1,712,387
(Long Island University) 5.50%, 9/1/2020		1,585,000		1,713,417
(Manhattan College) 5.50%, 7/1/2016		975,000		1,078,623
(New York University) 5.50%, 7/1/2040 (Insured; AMBAC)		2,500,000		2,863,975
(Rochester University) 5%, 7/1/2034		2,870,000		2,887,306
(State Personal Income Tax)
5.375%, 3/15/2022		1,000,000		1,086,930
(State University Educational Facilities):
5.875%, 5/15/2017		2,000,000		2,358,500
5.50%, 5/15/2026 (Insured; FSA)
(Prerefunded 5/15/2006)		5,000,000	b	5,419,550
5.50%, 7/1/2026 (Insured; FGIC)		1,000,000		1,148,390

New York State Housing Finance Agency, Revenue:
Housing Project Mortgage
6.10%, 11/1/2015 (Insured; FSA)		1,660,000		1,730,865
Service Contract Obligation:
6.25%, 9/15/2010		1,080,000		1,151,658
6.25%, 9/15/2010 (Prerefunded 9/15/2007)		1,920,000	b	2,128,992
5.50%, 9/15/2018		1,650,000		1,783,650

New York State Mortgage Agency, Homeownership
Mortgage Revenue 6%, 4/1/2017		1,955,000		2,061,763

New York State Power Authority, Revenue:
8.59%, 11/15/2015 (Insured; MBIA)		2,000,000	c,d	2,372,300
5%, 11/15/2020		2,000,000		2,120,660

New York State Thruway Authority, Service Contract
Revenue (Local Highway and Bridge):
6%, 4/1/2011		1,955,000		2,176,697
5.75%, 4/1/2019		2,000,000		2,291,540
5.25%, 4/1/2020		2,500,000		2,824,950

New York State Urban Development Corp., Revenue:
Correctional Capital Facilities
5.70%, 1/1/2016		5,350,000		5,913,408
Correctional & Youth Facilities:
5.25%, 1/1/2010		2,000,000		2,220,700
5%, 1/1/2027		2,000,000		2,163,440
Personal Income Tax
5.50%, 3/15/2017 (Insured; FGIC)		2,450,000		2,761,713

Niagara County Industrial Development Agency, SWDR:
5.55%, 11/15/2024		1,000,000		1,060,040
5.625%, 11/15/2024		2,000,000		2,112,060

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statement of investments
Niagara Frontier Transportation Authority, Airport Revenue
(Buffalo Niagara International Airport)
5.625%, 4/1/2029 (Insured; MBIA)		2,000,000		2,133,640

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.625%, 1/1/2018		1,000,000		887,670

Port Authority of New York and New Jersey
(Consolidated Thirty Seventh Series)
5.50%, 7/15/2018 (Insured; FSA)		3,000,000		3,307,950

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.)
7.55%, 6/1/2007 (LOC; Norstar Bank)		1,500,000		1,691,520

Tobacco Settlement Financing Corporation:
5.50%, 6/1/2018		1,000,000		1,093,120
5.50%, 6/1/2021		3,000,000		3,263,430

Triborough Bridge and Tunnel Authority, Revenue:
Highway and Toll 6%, 1/1/2012
(Prerefunded 1/1/2012)		2,000,000	b	2,314,100
Lease (Convention Center Project) 7.125%, 1/1/2010		905,000		1,032,207

Ulster County Industrial Development Agency, Civic Facility
Revenue (Benedictine Hospital Project) 6.40%, 6/1/2014		730,000		731,095

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project) 6%, 6/1/2028		1,000,000		939,220

Yonkers Industrial Development Agency, Civic Facility
Revenue (Saint Joseph's Hospital) 5.90%, 3/1/2008		1,400,000		1,355,942

U.S. Related --7.3%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Asset Backed 6%, 7/1/2026 (Prerefunded 7/1/2010)		2,000,000	b	2,328,700

Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2016 (Insured; FSA)		40,000		46,784
9.232%, 7/1/2016 (Insured; FSA)		2,800,000	c,d	3,749,816

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2019 (Insured; FSA)		2,000,000		2,284,800

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)		1,500,000		1,723,530

Puerto Rico Industrial Medical, Educational and
Environmental Pollution Control Facilities Financing

Page	4

statement of investments
Authority, HR (Saint Luke's Hospital Project)
6.25%, 6/1/2010 (Prerefunded 6/1/2006)	880,000 b	938,432

Virgin Islands Public Finance Authority, Revenue
5.50%, 10/1/2014	3,000,000	3,180,360

Total Investments
(cost $189,991,059)	98.1%	192,164,562

Cash and Receivables (Net)	1.9%	3,815,767

Net Assets	100.0%	195,980,329

Notes to Statement of Investments:

a Non-Income producing security - interest payment in default.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Inverse floater security-the interest rate is subject to change periodically.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933.	These
securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004 these securities amounted to $11,011,716,
5.6% of net assets.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)